Allowance for Loan Losses	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Allowance for Loan Losses

NOTE 4 - ALLOWANCE FOR LOAN LOSSES

The following table summarizes the primary segments of the ALL, segregated into the amount for loans individually evaluated for impairment by class of loans as of December 31, 2013, 2012 and 2011 (in thousands):

2013	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$179	$1,762	$193	$47	$2,181
Charge-offs	—	—	—	(12)	(12)
Recoveries	—	84	—	12	96
Provision	81	(531)	70	(20)	(400)

Ending Balance	$260	$1,315	$263	$27	$1,865

Loans individually evaluated for impairment	$32	$136	$—	$—	$168
Loans collectively evaluated for impairment	228	1,179	263	27	1,697

Ending Balance	$260	$1,315	$263	$27	$1,865

2012	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$179	$2,082	$193	$50	$2,504
Charge-offs	—	(87)	—	(9)	(96)
Recoveries	—	15	—	6	21
Provision	—	(248)	—	—	(248)

Ending Balance	$179	$1,762	$193	$47	$2,181

Loans individually evaluated for impairment	$23	$619	$—	$—	$642
Loans collectively evaluated for impairment	156	1,143	193	47	1,539

Ending Balance	$179	$1,762	$193	$47	$2,181

2011	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$212	$1,511	$272	$64	$2,059
Charge-offs	(8)	(156)	(28)	(19)	(211)
Recoveries	2	45	—	9	56
Provision	(27)	682	(51)	(4)	600

Ending Balance	$179	$2,082	$193	$50	$2,504

Loans individually evaluated for impairment	$7	$829	$—	$—	$836
Loans collectively evaluated for impairment	172	1,253	193	50	1,668

Ending Balance	$179	$2,082	$193	$50	$2,504

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2013 and 2012 (in thousands):

2013	Commercial and Other	Commercial Real Estate	Consumer Real Estate	Consumer	Unearned Discounts	Total

Loans individually evaluated	$36	$930	$231	$—	$—	$1,197
Loans collectively evaluated	16,689	43,177	29,016	3,456	(133)	92,205

Ending Balance	$16,725	$44,107	$29,247	$3,456	$(133)	$93,402

2012
Loans individually evaluated	$31	$3,115	$226	$—	$—	$3,372
Loans collectively evaluated	15,572	47,035	28,409	5,231	(122)	96,125

Ending Balance	$15,603	$50,150	$28,635	$5,231	$(122)	$99,497